Related Party Transactions	12 Months Ended
Sep. 30, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 16 – RELATED PARTY TRANSACTIONS

1)	Nature of relationships with related parties:

Name	Relationship with the Company
Tao Ling	Principal shareholder, Chief Executive Officer and Chairman of the Company
Xiaohong Yin	Principal shareholder and director of the Company
Bozhen Gong	Immediate family member of Tao Ling
Yun Tan	Immediate family member of Tao Ling
Rongxin Ling	Immediate family member of Tao Ling
Peizhen Zhang	Immediate family member of Tao Ling
Ying Ling	Immediate family member of Tao Ling
Nanjing Shun yi Jing Electric Technology Co., Ltd.	Principal shareholder is immediate family member of Tao Ling
Luzhou Nachuan Investment Limited	An entity which owns 5% equity interest of Luzhou Aozhi

2)	Related party transactions

For the fiscal year ended September 30, 2023, the Company’s related parties provided working capital to support the Company’s operations when needed. The borrowings were unsecured, due on demand. The following table summarizes borrowing transactions with the Company’s related parties:

Name of Related Parties	Borrowing/ Collecting Amount	Payment/ Lending Amount
Xiaohong Yin	$5,097,075	$3,327,076
Tao Ling	793,955	793,955
Bozhen Gong	70,889	297,733
Ying Ling	141,778	-
Yun Tan	141,778	141,778
Nanjing Shun yi Jing Electric Technology Co., Ltd.	1,361,065	673,444
Total	$7,606,540	$5,234,786

As of September 30, 2023, a total of $10,964,912 bank loans were guaranteed by, or pledged by the personal assets owned by, the Company’s major shareholder, Mr. Tao Ling and his immediate family members. No guarantee fee was charged by Mr. Tao Ling and his immediate family members for the guarantees for the fiscal year ended September 30, 2023.

For the fiscal year ended September 30, 2022, the Company’s related parties provided working capital to support the Company’s operations when needed. The borrowings were unsecured, due on demand, and interest free. The following table summarizes borrowing transactions with the Company’s related parties:

Name of Related Parties	Borrowing/ Collecting Amount	Payment/ Lending Amount
Xiaohong Yin	$2,441,555	$4,303,242
Peizhen Zhang	122,078	-
Bozhen Gong	305,194	1,068,180
Total	$2,868,827	$5,371,422

As of September 30, 2022, a total of $5,215,436 bank loans were guaranteed by, or pledged by the personal assets owned by, the Company’s major shareholder, Mr. Tao Ling and his immediate family members. No guarantee fee was charged by Mr. Tao Ling and his immediate family members for the guarantees for the fiscal year ended September 30, 2022

3)	Related party balances

Net outstanding balances with related parties consisted of the following as of September 30, 2023 and 2022:

Accounts	Name of Related Parties	September 30, 2023	September 30, 2022
Due to related parties	Xiaohong Yin	$1,710,347	$-
Due to related parties	Bozhen Gong	68,531	295,213
Due to related parties	Yun Tan	178,180	182,751
Due to related parties	Rongxin Ling	137,061	140,578
Due to related parties	Peizhen Zhang	109,649	112,462
Due to related parties	Ying Ling	137,061	-
Due to related parties	Nanjing Shun yi Jing Electric Technology Co., Ltd.	664,748	-
Total due to related parties		$3,005,577	$731,004